Operating expenses	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Operating expenses	Operating expenses

(in thousands of euro)	Year ended December 31,
	2022 (1)				2023			2024
	R&D	G&A	Impairment	Total	R&D	G&A	Total	R&D	G&A	Total
Subcontracting costs(1)	(24,432)	—		(24,432)	(27,568)	—	(27,568)	(25,535)	—	(25,535)
Cost of supplies and consumable materials	(3,051)	(531)		(3,582)	(2,611)	(244)	(2,855)	(2,764)	(292)	(3,056)
Personnel expenses other than share-based compensation	(14,329)	(8,025)		(22,354)	(14,834)	(6,874)	(21,708)	(15,063)	(7,085)	(22,148)
Share-based compensation	(2,044)	(2,204)		(4,249)	(2,288)	(1,968)	(4,256)	(2,473)	(1,471)	(3,944)
Personnel expenses	(16,373)	(10,229)		(26,603)	(17,121)	(8,842)	(25,964)	(17,536)	(8,556)	(26,092)
Non-scientific advisory and consulting(2)	(1,441)	(4,244)		(5,685)	(732)	(2,906)	(3,638)	(229)	(3,377)	(3,606)
Leasing and maintenance	(200)	(1,798)		(1,998)	(879)	(1,047)	(1,926)	(864)	(1,319)	(2,183)
Travel expenses and meeting attendance	(466)	(252)		(718)	(380)	(268)	(648)	(468)	(308)	(776)
Marketing, communication and public relations	(130)	(530)		(660)	(52)	(316)	(368)	(44)	(309)	(353)
Scientific advisory and consulting(3)	(1,263)	—		(1,263)	(1,220)	—	(1,220)	(2,039)	—	(2,039)
Other purchases and external expenses	(91)	(2,557)		(2,648)	(28)	(2,636)	(2,664)	(13)	(2,776)	(2,789)
Depreciation and amortization	(2,928)	(1,496)		(4,424)	(3,891)	(1,202)	(5,093)	(1,075)	(913)	(1,988)
Intellectual property expenses	(996)	(296)		(1,292)	(1,292)	(203)	(1,495)	(1,113)	(239)	(1,352)
Other income and (expenses), net	(292)	(503)		(795)	(248)	(623)	(872)	(300)	(1,627)	(1,927)
Impairment of intangible assets (4)	—	—	(41,000)	(41,000)	—		—			—
Total net operating expenses	(51,663)	(22,436)	(41,000)	(115,099)	(56,022)	(18,288)	(74,310)	(51,980)	(19,716)	(71,696)
(1)The Company subcontracts a significant part of its preclinical (pharmaceutical development, tolerance studies and other model experiments, etc.) and clinical operations (coordination of trials, hospital costs, etc.) to third parties. Associated costs are recorded in subcontracting on the basis of the level of completion of the clinical trials.
(2)Non-scientific advisory and consulting are services performed to support the selling, general and administration activities of the Company, such as legal, accounting and audit fees as well as business development support.
(3)Scientific advisory and consulting expenses relate to consulting services performed by third parties to support the research and development activities of the Company.
(4)Following the Company's decision in December 2022 to stop the development of avdoralimab in bullous pemphigoid ("BP") indication in inflammation, only indication supporting the recoverable amount of the asset as of December 31, 2021 (as well as of June 30, 2022), the rights relating to the intangible asset have been fully impaired for their net book value on the date of the decision, i.e. €41,000 thousand (see note 6)

	Year ended December 31,
	2022		2023		2024
(in thousands of euro)	Deloitte & Associés	Total	Deloitte & Associés	Total	Deloitte & Associés	PwC	Total
Audit fees	855	855	725	725	523	475	998
Non-audit fees	248	248	213	213	208	100	308
Total	1,103	1,103	938	938	731	575	1,306
*Non-audit fees: these fees correspond to services performed by the auditors related to the production of certification in the context of the declaration of expenses for the obtention of grants; to the verification report of social and environmental information, special reports within the framework of operations on the Company’s capital
Personnel expenses other than share-based compensation
The line item amounted to €22,354 thousand, €21,708 thousand and €22,148 thousand for the years ended December 31, 2022, 2023 and 2024 respectively. These items do not include personnel expenses relating to the Lumoxiti discontinued operation (see note 17). The Company had 175 full time equivalent employees as of December 31, 2023, compared to 177 full time equivalent employees as of December 31, 2024.
Depreciation and amortization
The line item is mainly composed of the amortization of the monalizumab, IPH5201 intangible assets (see Note 6).
Cost of supplies and consumable materials
Cost of supplies and consumable materials consists mainly of the cost of procurement of the Company’s drug substance and/or drug product that is manufactured by third-parties. This line item amounts to €3,582 thousand €2,855 thousand and €3,056 thousand for the years ended December 31, 2022, 2023 and 2024, respectively.